Financial instruments - Summary of analysis of Group's financial liabilities into relevant maturity groupings based on contractual maturities (Detail) - Liquidity risk - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risks
Financial liabilities	₺ 192,257,940	₺ 167,055,778
Financial liabilities contractual cash flows	(240,082,646)	(190,456,770)
6 months or less
Disclosure of risks
Financial liabilities contractual cash flows	(61,461,009)	(64,376,387)
6-12 months
Disclosure of risks
Financial liabilities contractual cash flows	(11,839,529)	(37,260,818)
1-2 years
Disclosure of risks
Financial liabilities contractual cash flows	(24,041,960)	(20,211,587)
2-5 years
Disclosure of risks
Financial liabilities contractual cash flows	(92,272,280)	(56,700,140)
More than 5 Years
Disclosure of risks
Financial liabilities contractual cash flows	(50,467,868)	(11,907,838)
Secured bank loans
Disclosure of risks
Financial liabilities	14,402,452	10,239,153
Non-derivative financial liabilities, Contractual cash flows	(18,179,335)	(12,467,739)
Secured bank loans | 6 months or less
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(915,531)	(826,118)
Secured bank loans | 6-12 months
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(952,683)	(807,252)
Secured bank loans | 1-2 years
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(1,783,315)	(1,583,594)
Secured bank loans | 2-5 years
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(5,664,552)	(4,311,524)
Secured bank loans | More than 5 Years
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(8,863,254)	(4,939,251)
Unsecured bank loans
Disclosure of risks
Financial liabilities	60,895,490	71,437,809
Non-derivative financial liabilities, Contractual cash flows	(67,902,804)	(78,630,045)
Unsecured bank loans | 6 months or less
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(18,071,669)	(28,042,329)
Unsecured bank loans | 6-12 months
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(6,986,229)	(12,005,548)
Unsecured bank loans | 1-2 years
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(13,642,418)	(14,464,492)
Unsecured bank loans | 2-5 years
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(27,358,540)	(23,274,201)
Unsecured bank loans | More than 5 Years
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(1,843,948)	(843,475)
Debt securities issued
Disclosure of risks
Financial liabilities	67,866,867	48,584,119
Non-derivative financial liabilities, Contractual cash flows	(87,445,715)	(55,051,625)
Debt securities issued | 6 months or less
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(4,729,878)	(6,079,603)
Debt securities issued | 6-12 months
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(2,232,097)	(22,893,877)
Debt securities issued | 1-2 years
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(4,464,194)	(1,320,989)
Debt securities issued | 2-5 years
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(52,129,172)	(24,757,156)
Debt securities issued | More than 5 Years
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(23,890,374)
Lease liabilities
Disclosure of risks
Financial liabilities	15,484,317	6,312,314
Non-derivative financial liabilities, Contractual cash flows	(27,331,495)	(11,090,043)
Lease liabilities | 6 months or less
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(3,109,393)	(1,733,135)
Lease liabilities | 6-12 months
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(1,677,762)	(1,444,411)
Lease liabilities | 1-2 years
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(4,057,628)	(2,715,727)
Lease liabilities | 2-5 years
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(6,980,393)	(3,810,095)
Lease liabilities | More than 5 Years
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(11,506,319)	(1,386,675)
Trade and other payables
Disclosure of risks
Financial liabilities	28,914,825	26,869,334
Non-derivative financial liabilities, Contractual cash flows	(29,012,755)	(26,869,334)
Trade and other payables | 6 months or less
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(28,682,215)	(26,513,789)
Trade and other payables | More than 5 Years
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(330,540)	(355,545)
Due to related parties
Disclosure of risks
Financial liabilities	1,520,516	1,256,761
Non-derivative financial liabilities, Contractual cash flows	(1,520,516)	(1,256,762)
Due to related parties | 6 months or less
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(1,426,111)	(1,243,898)
Due to related parties | 6-12 months
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows		(12,532)
Due to related parties | 1-2 years
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(94,405)
Due to related parties | 2-5 years
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows		(332)
Consideration payable in relation to acquisition of Belarusian Telecom and Boyut Enerji
Disclosure of risks
Financial liabilities	1,640,828	1,707,760
Non-derivative financial liabilities, Contractual cash flows	(4,286,231)	(4,610,460)
Consideration payable in relation to acquisition of Belarusian Telecom and Boyut Enerji | 6 months or less
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(113,175)
Consideration payable in relation to acquisition of Belarusian Telecom and Boyut Enerji | 2-5 years
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(139,623)	(227,568)
Consideration payable in relation to acquisition of Belarusian Telecom and Boyut Enerji | More than 5 Years
Disclosure of risks
Non-derivative financial liabilities, Contractual cash flows	(4,033,433)	(4,382,892)
Derivative financial instruments
Disclosure of risks
Financial liabilities	1,532,645	648,528
Derivative financial liabilities, Contractual cash flows	(4,403,795)	(480,762)
Derivative financial instruments | 6 months or less
Disclosure of risks
Derivative financial liabilities, Contractual cash flows	(4,413,037)	62,485
Derivative financial instruments | 6-12 months
Disclosure of risks
Derivative financial liabilities, Contractual cash flows	9,242	(97,198)
Derivative financial instruments | 1-2 years
Disclosure of risks
Derivative financial liabilities, Contractual cash flows		(126,785)
Derivative financial instruments | 2-5 years
Disclosure of risks
Derivative financial liabilities, Contractual cash flows		(319,264)
Derivative financial instruments buy
Disclosure of risks
Derivative financial liabilities, Contractual cash flows	(118,318,662)	(5,952,982)
Derivative financial instruments buy | 6 months or less
Disclosure of risks
Derivative financial liabilities, Contractual cash flows	(118,260,010)	(3,818,507)
Derivative financial instruments buy | 6-12 months
Disclosure of risks
Derivative financial liabilities, Contractual cash flows	(58,652)	(243,058)
Derivative financial instruments buy | 1-2 years
Disclosure of risks
Derivative financial liabilities, Contractual cash flows		(239,106)
Derivative financial instruments buy | 2-5 years
Disclosure of risks
Derivative financial liabilities, Contractual cash flows		(1,652,311)
Derivative financial instruments sell
Disclosure of risks
Derivative financial liabilities, Contractual cash flows	113,914,867	5,472,220
Derivative financial instruments sell | 6 months or less
Disclosure of risks
Derivative financial liabilities, Contractual cash flows	113,846,973	3,880,992
Derivative financial instruments sell | 6-12 months
Disclosure of risks
Derivative financial liabilities, Contractual cash flows	₺ 67,894	145,860
Derivative financial instruments sell | 1-2 years
Disclosure of risks
Derivative financial liabilities, Contractual cash flows		112,321
Derivative financial instruments sell | 2-5 years
Disclosure of risks
Derivative financial liabilities, Contractual cash flows		₺ 1,333,047